Organization - Summary of Cash Flows of VIE Included in Consolidated Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Net cash used in operating activities	¥ (567,385,052)	$ (82,263,099)	¥ (404,390,831)	¥ (621,612,202)
Net cash (used in) provided by investing activities	1,959,528,803	284,104,970	2,661,222,986	(493,563,047)
Net cash used in financing activities	(2,990,208,748)	(433,539,516)	(1,946,434,308)	(380,822,429)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	270,267,366	39,185,085	(15,008,806)	(36,093,321)
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Net cash used in operating activities	(599,053,407)	(86,854,580)	(374,886,851)	(626,884,394)
Net cash (used in) provided by investing activities	1,084,633,210	157,257,033	744,832,757	(81,038,760)
Net cash used in financing activities	(1,020,359,284)	(147,938,190)	(554,832,190)	¥ (71,082,260)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	¥ 175,763	$ 25,483	¥ (55,087)